Income Taxes 1 (Provision/(Benefit) (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended	1 Months Ended	8 Months Ended	12 Months Ended
	Dec. 29, 2013	Dec. 28, 2014	Jun. 07, 2013	Dec. 23, 2012	Apr. 28, 2013	Apr. 29, 2012
Successor [Member]
Current:
U.S. federal	$ 10	$ 105
State	2	12
Foreign	54	188
Current Income Tax Expense (Benefit)	66	305
Deferred:
U.S. federal	(125)	(159)
State	5	(14)
Foreign	(178)	(1)
Deferred Income Tax Expense (Benefit)	(298)	(174)
Provision for income taxes	(232)	131
Predecessor [Member]
Current:
U.S. federal			55		127	112
State			8		15	12
Foreign			18		187	216
Current Income Tax Expense (Benefit)			81		329	340
Deferred:
U.S. federal			(13)		(14)	(17)
State			0		1	4
Foreign			(7)		(74)	(82)
Deferred Income Tax Expense (Benefit)			(20)		(87)	(95)
Provision for income taxes			$ 61	$ 143	$ 242	$ 245